Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Summary of Financial Statements Related to Discontinued Operations
The results of discontinued operations are as follows (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Revenues:
Medical services revenu e	$(534)	$51,757	$3,313	$101,941
Other operating revenue	—	56	23	111

Total revenues	(534)	51,813	3,336	102,052

Expenses:
Medical services expense	(1,266)	28,981	(628)	57,421
Other medical expenses	11	18,741	2,491	37,863
General and administrative	2,154	8,351	4,742	19,030
Depreciation and amortization	33	163	87	328

Income (loss) from operations	(1,466)	(4,423)	(3,356)	(12,590)
Other income (expense), net	(81)	154	(33)	336
Gain (loss) on sale of assets	—	—	491	—
Interest expense	—	(71)	—	(175)

Income (loss) before income taxes	(1,547)	(4,340)	(2,898)	(12,429)
Income tax benefit (expense)	(65)	(126)	(129)	(275)

Net income (loss) from discontinued operations	$(1,612)	$(4,466)	$(3,027)	$(12,704)

The following table provides significant
non-cash
operating items for discontinued operations that are included in the condensed consolidated statements of cash flows (in thousands):

	Six Months Ended June 30,
	2021	2020
Non-cash operating activities from discontinued operations:
Depreciation and amortization	$87	$328
Stock-based compensation expense	—	127

The results of discontinued operations are as follows (in thousands):

	Year Ended December 31,
	2020	2019	2018
Revenues:
Medical services revenue	$155,108	$209,799	$ 311,744
Other operating revenue	188	127	63

Total revenues	155,296	209,926	311,807

Expenses:
Medical services expense	84,189	123,850	168,554
Other medical expenses	57,546	79,423	108,358
General and administrative	30,341	47,413	49,874
Depreciation and amortization	568	29,160	9,794
Impairments (recoveries)	—	98,343	40,794

Income (loss) from operations	(17,348)	(168,263)	(65,567)
Other income (expense), ne t	(2,351)	(15,177)	(7,330)
Gain (loss) on sales of assets, net	20,401	—	—
Interest expense	(350)	(1,011)	(29)

Income (loss) before income taxes and noncontrolling interests	352	(184,451)	(72,926)
Income tax benefit (expense)	2,804	16,166	7,588

Net income (loss) from discontinued operations	3,156	(168,285)	(65,338)
Noncontrolling interests’ share of earnings	—	152	(409)

Net income (loss) from discontinued operations attributable to common shares	$3,156	$(168,133)	$ (65,747)

Schedule of Assets and Liabilities Related to Discontinued Operations
The following is a summary of the assets and liabilities related to discontinued operations (in thousands):

	December 31,
	2020	2019
ASSETS
Current assets:
Cash and cash equivalents	$3,917	$6,460
Receivables	908	2,350

Total current assets	4,825	8,810
Intangible assets, net	—	3,930
Other assets, net	—	214

Total assets	$4,825	$12,954

LIABILITIES
Current liabilities:
Medical claims and related payables	$1,293	$1,073
Accounts payable and accrued expenses	2,389	7,236

Total current liabilities	3,682	8,309
Noncurrent liabilities	—	120

Total liabilities	3,682	8,429

Net assets	$1,143	$4,525